Condensed Financial Information of the Parent Company - Schedule of Statements of Financial Position – Parent Company Only (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 15,727,755	$ 15,751,630
Other current assets	274,109	108,215
Amount due from related parties		3,311,266
Investment in subsidiaries	16,467,544	10,570,243
Total assets	32,469,408	29,741,354
Liabilities and equity
Other current liabilities	419,581	1,209,317
Borrowings from related parties		3,300,212
Total liabilities	419,581	4,509,529
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 17,808,947 shares at December 31, 2024; issued and outstanding 9,830,373 shares at December 31, 2023	2,137,108	1,179,680
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	93,102,042	80,983,164
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(64,204,840)	(58,340,675)
Accumulated other comprehensive income	590,981	985,120
Capital & reserves attributable to equity holders of the Company	32,049,827	25,231,825
Total liabilities and equity	$ 32,469,408	$ 29,741,354